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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2011

If amended report check here:      [ ]

This Amendment (check only one):   [ ]   is a restatement
                                   [ ]   adds new holding entries

James E. Canty
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Name of Institutional Investment Manager

Business Address    One Post Office Square, 40th Floor      Boston, MA     02109
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13F File Number: 028-12503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

       James E. Canty           Individually               617-204-3400
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            Name                    Title                     Phone

Signature,  Place  and  Date  of  Signing:

/s/  James  E.  Canty
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One  Post  Office  Square
Boston,  MA  02109
8/15/2011

Report  Type:

[ ]     13F  HOLDINGS REPORT.
[X]     13F  NOTICE.
[ ]     13F  COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

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
Form 13F File Number:      Name:
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
028-10679                  Clough  Capital  Partners,  L.P.